RELATED PARTY TRANSACTIONS (Details) (Prosten Technology Holdings Limited [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Mobile value-added services	$ 100,000	$ 1,000,000	$ 1,500,000
Accounts payable to Prosten and its subsidiaries	$ 198,051	$ 73,216
Leilei Wang [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	10.00%